INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Classes of current inventories [abstract]
Schedule of inventories
Inventories include the following components, net of provisions:

	As of	As of
	December 31, 2020	December 31, 2019
Stockpiled ore	6,706	7,578
In-process ore	1,057	2,721
Finished goods	449	394
Materials and supplies	22,388	28,167
	30,600	38,860